Supplemental Balance Sheet Information - Schedule of Inventory, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 7,524	$ 3,264	$ 2,756
Raw materials	863	64
Work in process	0	50
Less: inventory reserve	(285)	(16)	(20)
Inventory, net	$ 8,102	$ 3,362	$ 2,736